Note 16 - Property and Equipment and Right-of-use Assets - Detailed Information About Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Balance	$ 14,118
Fixed asset disposals	(938)
Property and equipment and right-of-use assets	28,369	$ 14,118
Balance	28,369	14,118
Fixed dsset disposals	938
Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	735
Fixed asset disposals	0
Property and equipment and right-of-use assets	1,084	735
Balance	1,084	735
Fixed dsset disposals	0
Fixtures and fittings [member]
Statement Line Items [Line Items]
Balance	898
Fixed asset disposals	0
Property and equipment and right-of-use assets	698	898
Balance	698	898
Fixed dsset disposals	0
Leasehold improvements [member]
Statement Line Items [Line Items]
Balance	720
Fixed asset disposals	0
Property and equipment and right-of-use assets	618	720
Balance	618	720
Fixed dsset disposals	0
Buildings [member]
Statement Line Items [Line Items]
Balance	0
Fixed asset disposals	0
Property and equipment and right-of-use assets	3,795	0
Balance	3,795	0
Fixed dsset disposals	0
Transportation equipment held [member]
Statement Line Items [Line Items]
Balance	0
Fixed asset disposals	0
Property and equipment and right-of-use assets	3,406	0
Balance	3,406	0
Fixed dsset disposals	0
Right-of-use assets [member]
Statement Line Items [Line Items]
Balance	11,765
Fixed asset disposals	(938)
Property and equipment and right-of-use assets	16,901	11,765
Balance	16,901	11,765
Fixed dsset disposals	938
Construction in progress [member]
Statement Line Items [Line Items]
Balance	0
Fixed asset disposals	0
Property and equipment and right-of-use assets	1,867	0
Balance	1,867	0
Fixed dsset disposals	0
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	28,360	23,339
Fixed asset additions	26,242	8,836
Fixed asset disposals	(6,975)	(3,815)
Property and equipment and right-of-use assets	47,626	28,360
Translation adjustment	2	(1)
Balance	47,626	28,360
Fixed dsset disposals	6,975	3,815
Gross carrying amount [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	3,400	3,014
Fixed asset additions	809	386
Fixed asset disposals	(78)	0
Property and equipment and right-of-use assets	4,130	3,400
Translation adjustment	2	(1)
Balance	4,130	3,400
Fixed dsset disposals	78	(0)
Gross carrying amount [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Balance	1,713	1,713
Fixed asset additions	21	0
Fixed asset disposals	0	0
Property and equipment and right-of-use assets	1,734	1,713
Translation adjustment	0	0
Balance	1,734	1,713
Fixed dsset disposals	(0)	(0)
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance	1,715	1,710
Fixed asset additions	66	5
Fixed asset disposals	0	0
Property and equipment and right-of-use assets	1,781	1,715
Translation adjustment	0	0
Balance	1,781	1,715
Fixed dsset disposals	(0)	(0)
Gross carrying amount [member] | Buildings [member]
Statement Line Items [Line Items]
Balance	0	0
Fixed asset additions	3,798	0
Fixed asset disposals	0	0
Property and equipment and right-of-use assets	3,798	0
Translation adjustment	0	0
Balance	3,798	0
Fixed dsset disposals	(0)	(0)
Gross carrying amount [member] | Transportation equipment held [member]
Statement Line Items [Line Items]
Balance	0	0
Fixed asset additions	3,406	0
Fixed asset disposals	0	0
Property and equipment and right-of-use assets	3,406	0
Translation adjustment	0	0
Balance	3,406	0
Fixed dsset disposals	(0)	(0)
Gross carrying amount [member] | Right-of-use assets [member]
Statement Line Items [Line Items]
Balance	21,532	16,902
Fixed asset additions	16,275	8,445
Fixed asset disposals	(6,897)	(3,815)
Property and equipment and right-of-use assets	30,910	21,532
Translation adjustment	0	0
Balance	30,910	21,532
Fixed dsset disposals	6,897	3,815
Gross carrying amount [member] | Construction in progress [member]
Statement Line Items [Line Items]
Balance	0	0
Fixed asset additions	1,867	0
Fixed asset disposals	0	0
Property and equipment and right-of-use assets	1,867	0
Translation adjustment	0	0
Balance	1,867	0
Fixed dsset disposals	(0)	(0)
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(14,242)	(9,481)
Charge for the year	(5,955)	(6,199)
Reversal of accumulated depreciation in relation to right-of-use assets derecognition		1,438
Balance	(19,257)	(14,242)
Accumulated depreciation, amortisation and impairment [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	(2,665)	(1,804)
Charge for the year	(383)	(861)
Reversal of accumulated depreciation in relation to right-of-use assets derecognition		0
Balance	(3,046)	(2,665)
Accumulated depreciation, amortisation and impairment [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Balance	(815)	(476)
Charge for the year	(221)	(339)
Reversal of accumulated depreciation in relation to right-of-use assets derecognition		0
Balance	(1,036)	(815)
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance	(995)	(715)
Charge for the year	(168)	(280)
Reversal of accumulated depreciation in relation to right-of-use assets derecognition		0
Balance	(1,163)	(995)
Accumulated depreciation, amortisation and impairment [member] | Buildings [member]
Statement Line Items [Line Items]
Balance	0	0
Charge for the year	(3)	0
Reversal of accumulated depreciation in relation to right-of-use assets derecognition		0
Balance	(3)	0
Accumulated depreciation, amortisation and impairment [member] | Transportation equipment held [member]
Statement Line Items [Line Items]
Balance	0	0
Charge for the year	0	0
Reversal of accumulated depreciation in relation to right-of-use assets derecognition		0
Balance	0	0
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Statement Line Items [Line Items]
Balance	(9,767)	(6,486)
Charge for the year	(5,180)	(4,719)
Reversal of accumulated depreciation in relation to right-of-use assets derecognition		1,438
Balance	(14,009)	(9,767)
Accumulated depreciation, amortisation and impairment [member] | Construction in progress [member]
Statement Line Items [Line Items]
Balance	0	0
Charge for the year	0	0
Reversal of accumulated depreciation in relation to right-of-use assets derecognition		0
Balance	$ 0	$ 0